Investment properties (Tables)	12 Months Ended
Jun. 30, 2025
Investment properties
Schedule of investment properties

£’000
At 1 July 2023
Cost	32,193
Accumulated depreciation and impairment	(12,200)
Net book amount	19,993
Year ended 30 June 2024
Opening net book amount	19,993
Depreciation charge	(280)
Closing net book amount	19,713
At 30 June 2024
Cost	32,193
Accumulated depreciation and impairment	(12,480)
Net book amount	19,713
Year ended 30 June 2025
Opening net book amount	19,713
Depreciation charge	(280)
Closing net book amount	19,433
At 30 June 2025
Cost	32,193
Accumulated depreciation and impairment	(12,760)
Net book amount	19,433

Schedule of other amounts recognized in profit or loss for investment properties

	2025	2024
	£’000	£’000
Rental revenue	2,137	1,965
Direct operating (expenses)/credits from properties, all of which generated rental revenue	(742)	81